CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
		Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Operating revenues
Contract revenues		$ 124	$ 574	$ 1,154	$ 663
Management contract revenue	[1]	36	203	271	177
Total operating revenues		169	843	1,502	907
Operating expenses
Depreciation		(17)	(135)	(155)	(127)
Management contract expenses (1)	[1]	(31)	(148)	(200)	(174)
Merger and integration related expenses		0	(3)	(24)	0
Selling, general and administrative expenses		(6)	(54)	(74)	(67)
Total operating expenses		(134)	(809)	(1,187)	(1,012)
Other operating items
Loss on impairment of long-lived assets		0	0	0	(152)
Gain on disposals		2	1	14	47
Other operating income (1)	[1]	0	0	0	54
Total other operating items		2	1	14	(51)
Operating profit/(loss)		37	35	329	(156)
Financial and other non-operating items
Interest income		0	14	35	1
Interest expense		(7)	(98)	(59)	(109)
Share in results from associated companies (net of tax)		(2)	(2)	37	3
Reorganization items, net		3,683	(15)	0	(296)
Other financial and non-operating items		30	3	(25)	(15)
Total financial and other non-operating items, net		3,704	(98)	(12)	(416)
Profit/(loss) before income taxes		3,741	(63)	317	(572)
Income tax expense		(2)	(10)	(17)	0
Net loss from continuing operations		3,739	(73)	300	(572)
Net income/(loss) after tax from discontinued operations		(33)	274	0	(15)
Net income/(loss)		$ 3,706	$ 201	$ 300	$ (587)
Basic loss per share from continuing operations (USD per share)		$ 37.25	$ (1.46)	$ 4.23	$ (5.70)
Diluted loss per share from continuing operations (USD per share)		37.25	(1.46)	4.12	(5.70)
Basic loss per share (usd per share)		36.92	4.02	4.23	(5.85)
Diluted loss per share (usd per share)		$ 36.92	$ 3.88	$ 4.12	$ (5.85)
Reimbursable revenues
Operating revenues
Reimbursable revenues		$ 4	$ 27	$ 32	$ 35
Operating expenses
Vessel and rig operating expenses		(4)	(24)	(29)	(32)
Other
Operating revenues
Reimbursable revenues	[1]	5	39	45	32
Vessel and rig operating expenses (1)
Operating expenses
Vessel and rig operating expenses	[1]	$ (76)	$ (445)	$ (705)	$ (612)

[1]	Includes revenue received from related parties of $298 million, $216 million, $19 million and $189 million, and costs paid to related parties of nil, nil, $3 million, and $70 million for the year ended December 31, 2023, periods February 23, 2022 through December 31, 2022 (Successor), January 1, 2022 through February 22, 2022, and the year ended December 31, 2021 (Predecessor), respectively. Refer to Note 26 – "Related party transactions" for further details.